INCOME TAXES (Tables)	9 Months Ended
Sep. 30, 2014
INCOME TAXES
Schedule of deferred tax assets

	September 30, 2014	December 31, 2013	December 31, 2012
	(unaudited)
Deferred tax assets:
Net operating loss carry-forward	$2,723,000	$1,737,000	$462,000
Valuation allowance	$(2,723,000)	$(1,737,000)	$(462,000)

Total deferred tax assets	$—	$—	$—

Schedule of expiration of net operating loss carryforwards

2032	$460,000
2033	$1,267,000
2034	$1,146,000

$2,873,000